Organization and Description of Business	9 Months Ended
Sep. 30, 2012
Organization and Description of Business
1.	Organization and Description of Business

(a)	Basis of Presentation and Organization

The accompanying unaudited consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles, or U.S. GAAP, for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and notes required by U.S. GAAP for complete financial statements. In the opinion of management, the unaudited interim financial statements furnished herein include all adjustments necessary (consisting only of normal recurring adjustments) for a fair presentation of our and our subsidiaries’ financial position at September 30, 2012, the results of our operations for the three and nine months ended September 30, 2011 and 2012 and cash flows for the nine months ended September 30, 2011 and 2012. Interim financial statements are prepared on a basis consistent with our annual financial statements. The financial statements included herein should be read in conjunction with the consolidated financial statements for the years ended December 31, 2009, 2010 and 2011 and notes included in our Registration Statement on Form S-1, which is referred to as our Registration Statement.

We are a leading provider of technology-enabled recovery and analytics services in the United States. Our services help identify, restructure and recover delinquent or defaulted assets and improper payments for both government and private clients in a broad range of markets. Our clients typically operate in complex and regulated environments and outsource their recovery needs in order to reduce losses on billions of dollars of defaulted student loans, improper healthcare payments and delinquent state tax and federal treasury receivables. We generally provide our services on an outsourced basis, where we handle many or all aspects of the clients’ recovery processes.

Our consolidated financial statements include the operations of Performant Financial Corporation (PFC), its wholly owned subsidiary Performant Business Services, Inc., and its wholly owned subsidiaries Performant Recovery, Inc. (Recovery), and Performant Technologies, Inc. Effective August 13, 2012, we changed the name of our wholly owned subsidiary from DCS Business Services, Inc. (DCSBS) to Performant Business Services, Inc., and DCSBS’ wholly owned subsidiaries from Diversified Collection Services, Inc. (DCS), and Vista Financial, Inc. (VFI), to Performant Recovery, Inc., and Performant Technologies, Inc., respectively. PFC is a Delaware corporation headquartered in California and was formed in 2003. Performant Business Services, Inc. is a Nevada corporation founded in 1997. Recovery is a California corporation founded in 1976. Performant Technologies, Inc. is a California corporation that was formed in 2004. All significant intercompany balances and transactions have been eliminated in consolidation.

We are managed and operated as one business, with a single management team that reports to the Chief Executive Officer.

The preparation of the consolidated financial statements in conformity with U.S. GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, primarily accounts receivable, intangible assets, estimated liability for appeals, accrued expenses, and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Our actual results could differ from those estimates.

As more fully described in Note 1 to the financial statements included in our Registration Statement, the accompanying financial statements have been restated to correct an error in the balance sheet presentation of the Company’s Series A Convertible Preferred Stock. The purpose of the restatement is to classify the balances outside of permanent equity, as they are redeemable at the option of the holders. The following financial statement line items were affected (in thousands):

	As originally reported	As adjusted	Effect of the change
December 31, 2011
Redeemable preferred stock	$-	$58,248	$58,248
Total stockholders equity/deficit	42,543	(15,705)	(58,248)

(b)	Stock Split

On July 26, 2012, the Company effected a two-for-one stock split of the Company’s shares of Common Stock. Accordingly, all per share amounts, average shares outstanding, shares outstanding, and equity based compensation presented in the consolidated financial statements and notes have been adjusted retroactively to reflect the stock split. Shareholders’ deficit has been retroactively adjusted to give effect to the stock split for all periods presented by reclassifying the par value of the additional shares issued in connection with the stock split to additional paid-in capital. Concurrently with the stock split, the authorized Common Stock was increased from 25,000,000 shares to 60,000,000 shares. On August 15, 2012, the authorized Common Stock was increased to 500,000,000 shares and the authorized preferred stock was increased to 50,000,000 shares.

(c)	Revenues, Accounts Receivable, and Estimated Liability for Appeals

Revenue is recognized upon the collection of defaulted loan and debt payments. Loan rehabilitation revenue is recognized when the rehabilitated loans are sold (funded) by clients. Incentive revenue is recognized upon receipt of official notification of incentive award from customers. Under the Company’s RAC contract with CMS, the Company recognizes revenues when the healthcare provider has paid CMS for a given claim or offset. Providers have the right to appeal a claim and may pursue additional appeals if the initial appeal is found in favor of CMS. The Company accrues an estimated liability for appeals based on the amount of commissions received which are subject to appeal and which the Company estimates are probable of being returned to providers following successful appeal. At December 31, 2011, a total of $0.9 million was presented as an allowance against accounts receivable, representing the Company’s estimate of claims that may be overturned. Of this amount, $0.5 million was related to amounts in accounts receivable and $0.5 million was related to commissions which had already been received. The Company has changed the presentation in its financial statements of its estimated liability with respect to commissions which have been received, from an allowance against accounts receivable to a liability captioned “estimated liability for appeals” at December 31, 2011. The $0.5 million balance at December 31, 2011, and the $3.7 million balance as of September 30, 2012, represents the Company’s best estimate of the probable amount of losses related to appeals of claims for which commissions were previously collected and recognized as revenues at such dates. In addition to the $3.7 million amount accrued at September 30, 2012, the Company estimates that it is reasonably possible that it could be required to pay an additional amount up to approximately $1.5 million as a result of potentially successful appeals. To the extent that required payments by the Company exceed the amount accrued, revenues in the applicable period would be reduced by the amount of the excess.